IFRS 7 Disclosure (Liquidity Risk) (Narrative) (Details) $ in Billions	6 Months Ended
Apr. 30, 2025 CAD ($)
IFRS 7 Disclosure [Abstract]
Increase In Unencumbered Liquid Assets	$ 17